Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Receivables

	December 31, 2020	December 31, 2019
Trade receivables from provisionally priced sales	$50,459	$16,881
Other receivables	8,701	4,403
Due from related parties (Note 22)	852	5,763
	$60,012	$27,047